Post-employment benefits - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Health Plan
Expected duration of contribution to Social Security (Instituto Nacional do Seguro Social), or "INSS" for entitled to defined benefit plan	20 years
Expected uninterrupted service duration for entitled to defined benefit plan	15 years
Sponsor contribution to defined contribution plans	R$ 1,323	R$ 111	R$ 103
Weighted average duration of defined benefit obligation	7 years 8 months 12 days	8 years 10 months 24 days	8 years 10 months 24 days
Change in methods for preparing the sensitivity analysis	There have been no changes regarding biometric and demographic assumptions compared to previous years and the methods adopted in preparing the sensitivity analysis.
Compagas
Health Plan
Weighted average duration of defined benefit obligation	17 years 8 months 12 days	20 years 4 months 24 days
Defined benefit [member] | CLE [member]
Health Plan
Sponsor contribution to defined contribution plans	R$ 19,240	R$ 16,252
Expected Contributions To Defined Benefit Plan	18,624
Health plan [member]
Health Plan
Sponsor contribution to defined contribution plans	R$ 30,891	R$ 31,169
Weighted average duration of defined benefit obligation	9 years 10 months 24 days	8 years 10 months 24 days
Expected Contributions To Defined Benefit Plan	R$ 46,373